Note 5 - Stockholders' Equity (Details Textual) - USD ($)				1 Months Ended	2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 02, 2023	May 27, 2022	Jan. 19, 2022	Aug. 31, 2022	Jul. 31, 2022	Dec. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2020
Proceeds from Warrant Exercises							$ 4,062,442	$ 7,626,134
Class of Warrant or Right, Outstanding							2,103,813
Stock Issued During Period, Shares, Issued for Services							24,021	9,567
Common Stock, Capital Shares Reserved for Future Issuance							2,438,423
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent							110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period							10 years
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance							334,609
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		738,080	157,333
Class of Warrant or Right, Exercised		132,020			606,060
Common Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			204,499
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 48.9
Preferred Investment Options [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		808,081
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 24.75
Class of Warrant or Right, Exercised				308,081
Proceeds from Warrant Exercises				$ 7,626,000
January 2022 and May 2022 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	704,499					704,499
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.21					$ 6.21	$ 6.21
Class of Warrant or Right, Outstanding	1,408,998					1,408,998	1,408,998
Stock Issued During Period, Shares, Warrant Exercise (in shares)						197,467
December 2023 Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.21					$ 6.21	$ (0)
Class of Warrant or Right, Outstanding	507,032					507,032	507,032
December 2023 Warrant Exercise Inducement [Member]
Proceeds from Warrant Exercises	$ 4,100,000
Unit Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 6.21		$ 24.75
Private Placement [Member]
Stock Issued During Period, Shares, New Issues		70,000	47,166
Proceeds from Issuance or Sale of Equity		$ 18,500,000	$ 9,200,000